                 [NEW YORK LIFE INSURANCE COMPANY LETTERHEAD]





May 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  MainStay VP Series Fund, Inc. (Registration No. 2-86082)
     --------------------------------------------------------


Dear Sir or Madam:

On behalf of MainStay VP Series Fund, Inc. (the "Company"), I hereby certify that, pursuant to Rule 497(j) of the Securities Act of 1933, the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent amendment to the Company's Registration Statement filed on Form N-1A, the text of which was filed electronically via EDGAR.

If you have questions regarding this matter, please do not hesitate to contact me at (212) 576-5669.


Very truly yours,


/s/ David L. Katz
David L. Katz
Assistant Counsel